Ordinary Shares Issued at Nominal Value in Lieu of Services	12 Months Ended
Dec. 31, 2025
Stock Issued During Period At Nominal Value [Abstract]
Ordinary Shares Issued in Lieu of Cash Payment
10.
Ordinary shares issued in lieu of cash payment

During the year ended December 31, 2025, the Company issued the following ordinary shares in lieu of cash payment:

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On August 30, 2021, the Company executed a binding term sheet to acquire ANY Lifestyle Marketing GmbH ("ANY") from the Radio Group GmbH. In accordance with the binding term sheet, the Company issued 14,427,185 ordinary shares valued at $1.03 per share. The ordinary shares were issued on February 11th , 2022 at which point all of the outstanding shares of ANY were transferred from the Radio Group to the Company. On December 28, 2022 the legal ownership of ANY reverted back to the sellers of ANY, the consideration shares were reclassified as deferred shares. On April 13th, 2024, the board of directors of the Company approved a decision to abandon its plans to complete the acquisition of ANY. The Radio Group was notified immediately upon the board’s decision. During the year ended December 31, 2025, the Company issued 300,000 ordinary shares to the Radio Group to terminate the agreement to acquire ANY.
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The Company issued 546,909 ordinary shares in lieu of a cash payment for business development expenses related to the abandonment of its Chinese Businesses, see note 2.1.
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The Company issued 60,000 ordinary shares to Roth Capital Partners LLC in lieu of a cash payment for financial and capital raising advisory services provided to the Company.
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The Company issued 50,000 ordinary shares to Berenberg in lieu of a cash payment for financial and capital raising advisory services provided to the Company.

During the year ended December 31, 2024, the Company issued the following ordinary shares in lieu of cash payment:

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The Company issued 4,514 ordinary shares to Sales Force in lieu of a cash payment for customer relationship platform services provided to the Company.
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The Company issued 50,000 ordinary shares to D. Boral Capital LLC in lieu of a cash payment for financial and capital raising advisory services provided to the Company.
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The Company issued 50,000 ordinary shares to the Maxim Group in lieu of a cash payment for advisory services provided to the Company.

In accordance with the guidance in ASC 505, the ordinary shares issued in lieu of cash payment for services were measured based on the fair value of services received or the ordinary shares granted, whichever was more reliably determinable. As the ordinary shares are publicly traded, the market price of the ordinary shares were readily and reliably determinable. The Company recognized expense and equity equal to the number of ordinary shares issued multiplied by the fair value per share on date of issuance. The equity impact consisted of ordinary shares at par value and the remaining proceeds in additional paid-in capital.